Apr. 29, 2020
PPM FUNDS

SUPPLEMENT DATED NOVEMBER 30, 2020 TO
THE PROSPECTUS
 DATED APRIL 29, 2020,
AS SUPPLEMENTED MAY 14, 2020, AUGUST 24, 2020,
AND OCTOBER 6, 2020

PPM Core Plus Fixed Income Fund (the “Fund”)	PKPIX

This supplement provides new and additional information pertaining to the Fund that affects information contained in the Fund’ Prospectus and should be read in conjunction with the Prospectus.

The following changes are being made to the Prospectus, effective November 30, 2020:

On November 10, 2020, the Board of Trustees approved an amendment to the Operating Expense Limitation Agreement between PPM Funds and PPM America, Inc., (“PPM”) the Funds’ adviser. Pursuant to the amendment, effective November 30, 2020, the expense cap for the Fund is reduced to 0.45% through April 30, 2022. Accordingly, the Fund’s Total Annual Fund Operating Expenses After Waiver are 0.45%.